Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit (Unaudited) - USD ($) $ in Thousands	Preferred Stock [Member] Series A Redeemable Convertible Preferred Stock [Member]	Preferred Stock [Member] Series B Redeemable Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2016	56,321,165	51,069,262	140,362
Balance at Dec. 31, 2016	$ 12,734	$ 15,897	$ 20	$ 118	$ (19,733)	$ (19,595)
Exercise of warrants (in shares)	351,493
Exercise of warrants	$ 80
Stock-based compensation expense				301		301
Net loss					(11,561)	(11,561)
Balance (in shares) at Dec. 31, 2017	2,034,548	1,833,387	701,808
Balance at Dec. 31, 2017	$ 12,814	$ 15,897	$ 20	419	(31,294)	(30,855)
Stock-based compensation expense				75		75
Net loss					(1,523)	(1,523)
Balance (in shares) at Mar. 31, 2018	2,034,548	1,833,387	701,808
Balance at Mar. 31, 2018	$ 12,814	$ 15,897	$ 1	513	(32,817)	(32,303)
Balance (in shares) at Dec. 31, 2017	2,034,548	1,833,387	701,808
Balance at Dec. 31, 2017	$ 12,814	$ 15,897	$ 20	419	(31,294)	(30,855)
Net loss						(2,946)
Balance (in shares) at Jun. 30, 2018	2,034,548	1,833,387	701,808
Balance at Jun. 30, 2018	$ 12,814	$ 15,897	$ 1	588	(34,239)	(33,650)
Balance (in shares) at Dec. 31, 2017	2,034,548	1,833,387	701,808
Balance at Dec. 31, 2017	$ 12,814	$ 15,897	$ 20	419	(31,294)	(30,855)
Stock-based compensation expense				309		309
Net loss					(5,985)	(5,985)
Balance (in shares) at Dec. 31, 2018	2,034,548	1,833,387	701,808
Balance at Dec. 31, 2018	$ 12,814	$ 15,897	$ 20	728	(37,279)	(36,531)
Balance (in shares) at Mar. 31, 2018	2,034,548	1,833,387	701,808
Balance at Mar. 31, 2018	$ 12,814	$ 15,897	$ 1	513	(32,817)	(32,303)
Stock-based compensation expense				75		75
Net loss					(1,422)
Balance (in shares) at Jun. 30, 2018	2,034,548	1,833,387	701,808
Balance at Jun. 30, 2018	$ 12,814	$ 15,897	$ 1	588	(34,239)	(33,650)
Balance (in shares) at Dec. 31, 2018	2,034,548	1,833,387	701,808
Balance at Dec. 31, 2018	$ 12,814	$ 15,897	$ 20	728	(37,279)	(36,531)
Stock-based compensation expense				84		84
Net loss					(2,462)	(2,462)
Balance (in shares) at Mar. 31, 2019	2,034,548	1,833,387	701,808
Balance at Mar. 31, 2019	$ 12,814	$ 15,897	$ 1	831	(39,741)	(38,909)
Balance (in shares) at Dec. 31, 2018	2,034,548	1,833,387	701,808
Balance at Dec. 31, 2018	$ 12,814	$ 15,897	$ 20	728	(37,279)	(36,531)
Net loss						(7,138)
Balance (in shares) at Jun. 30, 2019			5,807,877
Balance at Jun. 30, 2019			$ 6	35,160	(44,417)	(9,251)
Balance (in shares) at Mar. 31, 2019	2,034,548	1,833,387	701,808
Balance at Mar. 31, 2019	$ 12,814	$ 15,897	$ 1	831	(39,741)	(38,909)
Stock-based compensation expense				84		84
Net loss					(4,676)
Conversion of convertible notes into convertible preferred stock (in shares)		(367,041)
Conversion of convertible notes into convertible preferred stock		$ 3,203
Recognition of beneficial conversion feature upon conversion of convertible notes		$ 2,101
Conversion of of convertible preferred stock into common stock (in shares)	(2,034,548)	(2,200,428)	4,234,976
Conversion of of convertible preferred stock into common stock	$ (12,814)	$ (21,201)	$ 4	34,011		34,015
Issuance of common stock for merger (in shares)			854,017
Issuance of common stock for merger			$ 1	1		2
Equity issuance costs paid in stock (in shares)			17,076
Equity issuance costs paid in stock
Impact of change of warrants subject to fair value measure to equity warrants				234		234
Spin-off of AquaMed				(1)		(1)
Balance (in shares) at Jun. 30, 2019			5,807,877
Balance at Jun. 30, 2019			$ 6	$ 35,160	$ (44,417)	$ (9,251)